STOCKHOLDERS' DEFICIT AND CONVERTIBLE PREFERRED SHARES (Details Textual) - Subsequent Event Type [Domain] $ / shares in Units, $ in Thousands				1 Months Ended											3 Months Ended		6 Months Ended		12 Months Ended
		May. 05, 2015 USD ($) $ / shares shares	Apr. 08, 2015 shares	Mar. 16, 2015 USD ($) shares	Oct. 31, 2014 shares	Sep. 30, 2014 USD ($) shares	Sep. 23, 2014 USD ($) $ / shares shares	Aug. 31, 2014 shares	Jul. 31, 2014 $ / shares shares	May. 31, 2014 $ / shares shares	Mar. 20, 2014 shares	Feb. 18, 2014 $ / shares shares	Jan. 31, 2014 $ / shares shares	Mar. 30, 2012 USD ($) $ / shares	Jun. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2012 USD ($) $ / shares	Apr. 30, 2015 shares	Oct. 15, 2014 shares	Jun. 17, 2014 shares	Feb. 28, 2013 shares	Mar. 31, 2012 $ / shares	Jan. 23, 2012 shares
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																	0		624,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares																			$ 2.82	$ 7.20
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options | $															$ 272		$ 272		$ 669
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition																			7 months 24 days
Class of Warrant or Right, Number of Securities Called by Warrants or Rights															1,923,636		1,923,636
Deemed Dividend Related To Exchange Agreement | $															$ 154	$ 0	$ 154	$ 0	$ 279	$ 0
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																			$ 5.00
Warrants Exercise Price Per Share Adjusted | $ / shares															$ 0.48		$ 0.48
Preferred Stock, Liquidation Preference, Value | $																			$ 4,165
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Issuances | $																			3,230
Stock Issued During Period, Shares, Conversion of Convertible Securities																	6,052
Stock Issued During Period, Value, Conversion of Convertible Securities | $																	$ 401	$ 9	46	0
Proceeds from Warrant Exercises | $																	453		$ 343	292
Stock Issued During Period Shares Warrants Cash Less Exercise | $																				$ 12,567
Deemed Dividend Inducement Of Warrant Exercise In May 2015 | $		$ 154															$ 0
Stock Issued During Period Warrants Exercised															1,923,636		1,923,636
Class of Warrant or Right, Outstanding																			9,882,025
Preferred Stock Converted Into Common Stock At Ratio																	ratio of 1 to 252
Series A Warrants [Member]
Class of Stock [Line Items]
Resale Of Maximum CommonStock Underlying Warrants Resale On Registration Statement			2,821,613
Series B Warrants [Member]
Class of Stock [Line Items]
Callable Price Per Share | $ / shares																	$ 0.80
Resale Of Maximum CommonStock Underlying Warrants Resale On Registration Statement			2,821,613
Trading Period For Callable Option																	20 years
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Converted																			698
February 2014 Private Placement warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares												$ 11.75
Third Registration Statement [Member]
Class of Stock [Line Items]
Shares Reported Under Registration Statement Covering Public Resale																			779,436
Service Provider Agreement [Member]
Class of Stock [Line Items]
Other Selling, General and Administrative Expense | $																	$ 29
Common Stock, Capital Shares Reserved for Future Issuance																						400,000
Placement Agents [Member]
Class of Stock [Line Items]
Stock Issued During Period Warrants Exercised																			1,824
Equity Incentive Plan 2012 [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																											572,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant																			432,500
Equity Incentive Plan 2012 [Member] | Minimum [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																								1,000,000	572,000
Equity Incentive Plan 2012 [Member] | Maximum [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																								1,500,000	1,000,000
Annual Director Plan [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross										5,000
Share Based Compensation Arrangements By Share Based Payment Award Options Grants To Nonemployees In Period Weighted Average Exercise Price | $ / shares										$ 6.95
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period																			10 years
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award																			vest in 8 quarterly instalments over a period of two years commencing the above date
Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued For Services (in shares)																				41,667
Stock Issued During Period Shares Upon Exchange Agreement																			10,957,515
Stock Issued During Period, Shares, Conversion of Convertible Securities																	1,526,609		176,137
Stock Issued During Period, Value, Conversion of Convertible Securities | $	[1]																$ 0		$ 0
Stock Issued During Period Shares Warrants Exercised																			68,524	60,155
Common Stock, Capital Shares Reserved for Future Issuance															100,000		100,000
Stock Issued During Period, Shares, Other																			496,884
Stock Issued During Period Shares New Issues February 2014																	11,286,444		445,392
Number Of Shares Authorized For Resale			11,286,444,000
Deemed Dividend Inducement Of Warrant Exercise In May 2015 | $																	$ 0
Chief Executive Officer [Member] | Equity Incentive Plan 2012 [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award																			ten
Board of Directors Chairman [Member]
Class of Stock [Line Items]
Share Based Compensation Arrangements By Share Based Payment Award Options Grants To Nonemployee Director In Period Weighted Average Exercise Price | $ / shares													$ 6.95
Scientific Advisory Board [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross													76,000
Management [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross																	2,200,000
U.S. s of the Board of Director [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross																	400,093
Stock Issued During Period, Value, Share-based Compensation, Gross | $																	$ 110
Employees [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross									236,000				124,000
Consultants [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross									63,000
Non Employee Directors [Member]
Class of Stock [Line Items]
Share Based Compensation Arrangements By Share Based Payment Award Options Grants To Nonemployee Director In Period Weighted Average Exercise Price | $ / shares													$ 6.95
Share-based Goods and Nonemployee Services Transaction, Shares Approved for Issuance									30,000				30,000
Non Employees [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross													10,000
Employees and Consultants [Member]
Class of Stock [Line Items]
Share Based Compensation Arrangements By Share Based Payment Award Options Grants To Nonemployees In Period Weighted Average Exercise Price | $ / shares									$ 4.90				$ 9.25
Restricted Stock [Member] | Service Provider Agreement [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance																						100,000
Restricted Stock [Member] | Warrant [Member]
Class of Stock [Line Items]
Other Selling, General and Administrative Expense | $																				$ 1,011
Private Placement [Member]
Class of Stock [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Issuances | $																			$ 3,230
Private Placement [Member] | Series A Warrants [Member]
Class of Stock [Line Items]
Exercise Price Of Warrants 1 | $ / shares																	$ 0.24
Warrants Expiration Period																	9 years
Private Placement [Member] | Series B Warrants [Member]
Class of Stock [Line Items]
Exercise Price Of Warrants 1 | $ / shares																	$ 0.30
Warrants Expiration Period																	36 years
Private Placement [Member] | Investor [Member]
Class of Stock [Line Items]
Proceeds from Issuance of Private Placement | $														$ 2,461							$ 2,461
Proceeds from Issuance of Private Placement (in dollars) | $														$ 2,461							$ 2,461
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares														$ 7.50
Private Placement [Member] | Placement Agents [Member]
Class of Stock [Line Items]
Exercise Price Of Warrants 1 | $ / shares														7.50							$ 7.50
Private Placement [Member] | Common Stock [Member] | Investor [Member]
Class of Stock [Line Items]
Stock Issued During Period Shares New Issues February 2014												445,392
Private Placement [Member] | Common Stock [Member] | Placement Agents [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares														$ 5.00
February 2015 Private Placement [Member]
Class of Stock [Line Items]
Proceeds from Issuance of Private Placement | $				$ 1,956
Proceeds from Issuance of Private Placement (in dollars) | $				$ 1,956
Share Price | $ / shares																			$ 0.0001
Percentage Of Aggregate Of Weighted Average Prices Of Common Stock																			90.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 0.24
February 2015 Private Placement [Member] | Series A Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				2,821,613,000
February 2015 Private Placement [Member] | Series B Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				2,821,613,000
Stock Issued During Period, Shares, Other				287,500,000
February 2015 Private Placement [Member] | Investors And Placement Agent Warrants [Member]
Class of Stock [Line Items]
Share Price | $ / shares									$ 4.45
February 2015 Private Placement [Member] | Investor [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding		2,881,969
February 2015 Private Placement [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Other				11,286,444,000
February 2015 Private Placement [Member] | Warrant [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Proceeds from Issuance of Private Placement | $																			$ 3,754
Proceeds from Issuance of Private Placement (in dollars) | $																			3,754
February 2015 Private Placement [Member] | Chief Financial Officer [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Other				287,500,000
February 2015 Private Placement [Member] | Chief Financial Officer [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Other				1,150,000,000
February 2015 Private Placement [Member] | Directors [Member] | Series A Warrants [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Other				277,778,000
February 2015 Private Placement [Member] | Directors [Member] | Series B Warrants [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Other				277,778,000
February 2015 Private Placement [Member] | Directors [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Other				1,111,111,000
February 2014 Investors [Member]
Class of Stock [Line Items]
Stock Issued During Period Shares Upon Exchange Agreement								10,806,190
February 2014 Investors And Placement Agent [Member]
Class of Stock [Line Items]
Fair value Of Common Stock Issued | $						$ 3,124													$ 3,403
September 2014 Private Placement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued For Services (in shares)							42,350												42,350
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							5,341,834												5,341,834				5,341,834
Proceeds from Issuance of Preferred Stock and Preference Stock | $							$ 4,096												$ 4,096
Preferred Stock Convertible Into Common Stock					10,683,662		10,683,662												10,683,662
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																			$ 0.48
Warrants Exercise Price Per Share Adjusted | $ / shares							$ 0.48
September 2014 Investors And Placement Agent [Member] | Minimum [Member]
Class of Stock [Line Items]
Warrants Exercise Price Per Share Adjusted | $ / shares																										$ 1.23
September 2014 Investors And Placement Agent [Member] | Maximum [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																										$ 6.50
Warrants 2011 To 2012 Private Placement [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																			338,099
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																			$ 5.00
Warrants Exercise Price Per Share Adjusted | $ / shares																			$ 1.00
Warrants 2011 To 2012 Private Placement [Member] | Investor [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																			437,537
Warrants 2011 To 2012 Private Placement [Member] | Placement Agents [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																			2,297,624
February 2014 Private Placement [Member]
Class of Stock [Line Items]
Sale Of Stock Price Per Unit												9.40
Stock Issued During Period, Shares, Other												496,884
February 2014 Private Placement [Member] | Investor [Member]
Class of Stock [Line Items]
Warrants Rights Cancelled During Period											334,044								549,338
February 2014 Private Placement [Member] | Placement Agents [Member]
Class of Stock [Line Items]
Warrants Rights Cancelled During Period											28,977								47,653
Stock Issued During Period Shares Upon Exchange Agreement						151,325
Finder Fee [Member] | February 2015 Private Placement [Member]
Class of Stock [Line Items]
Exercise Price Of Warrants 1 | $ / shares																	$ 0.18
Stock to be Issued Upon Exercise of Warrants																	241,423,000
Payments for Fees | $																	$ 43
Finder Fee [Member] | February 2015 Private Placement [Member] | Exercisable By November [Member]
Class of Stock [Line Items]
Exercise Price Of Warrants 1 | $ / shares																	$ 0.24
Stock to be Issued Upon Exercise of Warrants																	60,356,000
Finder Fee [Member] | February 2015 Private Placement [Member] | Exercisable By February [Member]
Class of Stock [Line Items]
Exercise Price Of Warrants 1 | $ / shares																	$ 0.30
Stock to be Issued Upon Exercise of Warrants																	60,356,000

[1]	Represents an amount lower than $1.